Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 3 - Property and Equipment, Net

Property and equipment, net, consist of the following:

	December 31
	2014	2013
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,720	1,661
Manufacturing equipment	614	614
Office furniture and equipment	1,494	1,449
Leasehold improvements	227	242
	4,055	3,966
Accumulated depreciation	3,584	3,466

Property and equipment, net	471	500

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was US$178 thousand, US$174 thousand and US$190 thousand respectively.